Note 28 - Quarterly Sales and Earnings Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Sales and Earnings Data Ending 2015 [Member]
Quarterly Sales And Earnings Data [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]

(in millions, except per share data)	4th Qtr.		3rd Qtr.	2nd Qtr.	1st Qtr.
2015
Net revenues from continuing operations	$439		$425	$434	$411
Gross profit from continuing operations	117		94	84	83
Earnings (loss) from continuing operations	30	(3)	(6)	(15)	(37)
Loss from discontinued operations (4)	(7)		(15)	(8)	(17)
Net earnings (loss) attributable to Eastman Kodak Company	24		(22)	(24)	(58)
Basic and diluted net earnings (loss) per share attributable to Eastman Kodak Company
Continuing operations	$0.74		$(0.17)	$(0.38)	$(0.97)
Discontinued operations	(0.17)		(0.36)	(0.19)	(0.41)
Total	$0.57		$(0.53)	$(0.57)	$(1.38)

Quarterly Sales and Earnings Data Ending 2014 [Member]
Quarterly Sales And Earnings Data [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]

(in millions, except per share data)	4th Qtr.		3rd Qtr.		2nd Qtr.	1st Qtr.
2014
Net revenues from continuing operations	$514		$550		$510	$472
Gross profit from continuing operations	(108)		158		104	90
(Loss) earnings from continuing operations	(25)	(2)	47	(1)	(44)	(35)
(Loss) earnings from discontinued operations (4)	(14)		(29)		(17)	1
Net (loss) earnings attributable to Eastman Kodak Company	(42)		17		(62)	(36)
Basic net (loss) earnings per share attributable to Eastman Kodak Company
Continuing operations	$(0.67)		$1.10		$(1.08)	$(0.88)
Discontinued operations	(0.33)		(0.69)		(0.41)	0.02
Total	$(1.00)		$0.41		$(1.49)	$(0.86)
Diluted net (loss) earnings per share attributable to Eastman Kodak Company
Continuing operations	$(0.67)		$1.06		$(1.08)	$(0.88)
Discontinued operations	(0.33)		(0.67)		(0.41)	0.02
Total	$(1.00)		$0.39		$(1.49)	$(0.86)